ACQUISITIONS (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Jan. 14, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill		$ 149,170	$ 125,809	$ 125,051
Content IQ LLC [Member]
Property and equipment, net	$ 4
Deferred Taxes	(2,253)
Goodwill	23,361
Net assets acquired	37,838
Content IQ LLC [Member] | Acquired technology [Member]
Intangible assets	$ 12,483
Weighted Avarage Useful Life	5 years
Content IQ LLC [Member] | Customer Relationships [Member]
Intangible assets	$ 4,243
Weighted Avarage Useful Life	7 years